Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Feb. 21, 2010
Balance, shares at Feb. 21, 2010
Common stock issued to founders	10,309	(10,309)
Common stock issued to founders, shares	10,308,511
Common stock issued for cash	3,830	1,196,170		1,200,000
Common stock issued for cash, shares	3,829,787
Common stock issued for services	223	69,777		70,000
Common stock issued for services, shares	223,404
Stock issuance costs		(68,277)		(68,277)
Net loss			(670,682)	(670,682)
Balance at Dec. 31, 2010	14,362	1,187,361	(670,682)	531,041
Balance, shares at Dec. 31, 2010	14,361,702
Common stock issued for cash	638	199,362		200,000
Common stock issued for cash, shares	638,298			638,298
Net loss			(681,728)	(681,728)
Balance at Dec. 31, 2011	15,000	1,386,723	(1,352,410)	49,313
Balance, shares at Dec. 31, 2011	15,000,000
Common stock issued for cash	3,454	3,450,546		3,454,000
Common stock issued for cash, shares	3,454,000
Warrants issued for services		293,898		293,898
Stock issuance costs		(804,237)		(804,237)
Net loss			(1,319,776)	(1,319,776)
Balance at Sep. 30, 2012	$ 18,454	$ 4,326,930	$ (2,672,186)	$ 1,673,198
Balance, shares at Sep. 30, 2012	18,454,000